Fixed Assets - Advances for vessels under construction - related party (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Property Plant And Equipment [Line Items]
Balance as at beginning of period,	$ 66,641
Balance as at end of period,	36,318
Related party
Property Plant And Equipment [Line Items]
Balance as at beginning of period,	66,641
Additions	0
Transfer to vessels	(30,323)
Balance as at end of period,	$ 36,318